Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$ (1,598,984)	$ (2,065,829)	$ (918,605)
RESEARCH AND DEVELOPMENT EXPENSES	(120,000)
STOCK COMPENSATION EXPENSE	(3,444,617)	(4,592,200)	(1,388,501)
LOSS FROM OPERATIONS	(5,163,601)	(6,658,029)	(2,307,106)
OTHER INCOME (EXPENSE), NET
Interest income		84	13
Finance expense	(5,041)	(1,477)	(26)
TOTAL OTHER EXPENSE, NET	(5,041)	(1,393)	(13)
LOSS BEFORE PROVISION FOR INCOME TAXES	(5,168,642)	(6,659,422)	(2,307,119)
PROVISION FOR INCOME TAXES
LOSS FROM CONTINUING OPERATIONS	(5,168,642)	(6,659,422)	(2,307,119)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of applicable income taxes	(12,245,168)	(7,729,108)	(5,092,846)
Net gain on sale of discontinued operations, net of applicable income taxes	5,787,213
LOSS FROM DISCONTINUED OPERATIONS	(6,457,955)	(7,729,108)	(5,092,846)
NET LOSS	(11,626,597)	(14,388,530)	(7,399,965)
COMPREHENSIVE LOSS
Net loss	(11,626,597)	(14,388,530)	(7,399,965)
Other comprehensive (loss) income - foreign currency translation (loss) gain		(335,080)	347,097
COMPREHENSIVE LOSS	$ (11,626,597)	$ (14,723,610)	$ (7,052,868)
Weighted average number of shares:
Basic	11,640,018	5,841,614	2,942,945
Diluted	11,640,018	5,841,614	2,942,945
Loss per share - basic and diluted
Continuing operations	$ (0.44)	$ (1.14)	$ (0.78)
Discontinued operations	(0.55)	(1.32)	(1.73)
Total	$ (0.99)	$ (2.46)	$ (2.51)